Available for Sale Financial Assets - Schedule of Equity Investment (Details) ¥ in Millions	Dec. 31, 2017 CNY (¥)
Disclosure Of Financial Assets [Line Items]
Equity investments in unlisted securities	¥ 10,208
Financial Assets Available-for-sale, Category
Disclosure Of Financial Assets [Line Items]
Equity investments in unlisted securities	3,740
Financial Assets Available-for-sale, Category | Equity Investments in Unlisted Securities
Disclosure Of Financial Assets [Line Items]
Equity investments in unlisted securities	¥ 3,740